THE ALGER FUNDS

QUARTERLY REPORT
JANUARY 31, 2023

Alger is a signatory to the PRI and carbon neutral.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments January 31, 2023 (Unaudited)

COMMON STOCKS—98.4%	SHARES	VALUE
ADVERTISING—0.6%
The Trade Desk, Inc., Cl. A*	196,903	$9,982,982
AEROSPACE & DEFENSE—3.7%
HEICO Corp.	83,456	14,266,803
TransDigm Group, Inc.	69,756	50,067,369
		64,334,172
AGRICULTURAL & FARM MACHINERY—0.4%
Deere & Co.	15,248	6,447,464
APPAREL ACCESSORIES & LUXURY GOODS—2.1%
Capri Holdings Ltd.*	106,905	7,108,114
Lululemon Athletica, Inc.*	20,049	6,152,637
LVMH Moet Hennessy Louis Vuitton SE	26,787	23,383,317
		36,644,068
APPAREL RETAIL—0.5%
The TJX Cos., Inc.	114,629	9,383,530
APPLICATION SOFTWARE—5.3%
Adobe, Inc.*	36,890	13,661,843
Cadence Design Systems, Inc.*	59,400	10,860,102
Datadog, Inc., Cl. A*	185,977	13,912,939
Intuit, Inc.	106,281	44,921,790
Workday, Inc., Cl. A*	38,800	7,039,484
		90,396,158
AUTO PARTS & EQUIPMENT—0.1%
Mobileye Global, Inc., Cl. A*	23,970	925,242
AUTOMOBILE MANUFACTURERS—1.0%
Tesla, Inc.*	95,341	16,514,968
BIOTECHNOLOGY—6.4%
AbbVie, Inc.	169,554	25,051,604
Biogen, Inc.*	41,571	12,093,004
Moderna, Inc.*	39,045	6,874,263
Natera, Inc.*	623,735	26,776,944
Prometheus Biosciences, Inc.*	115,528	13,130,912
United Therapeutics Corp.*	26,214	6,898,738
Vaxcyte, Inc.*	136,034	6,169,142
Vertex Pharmaceuticals, Inc.*	38,324	12,382,484
		109,377,091
CASINOS & GAMING—3.3%
Flutter Entertainment PLC*	76,285	11,849,035
Las Vegas Sands Corp.*	368,332	21,731,588
MGM Resorts International	548,313	22,705,641
		56,286,264
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.7%
Wabtec Corp.	108,707	11,284,874
CONSTRUCTION MATERIALS—0.4%
Martin Marietta Materials, Inc.	21,672	7,794,118

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—98.4% (CONT.)	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—4.3%
PayPal Holdings, Inc.*	189,101	$15,409,841
Visa, Inc., Cl. A	256,749	59,106,187
		74,516,028
DIVERSIFIED SUPPORT SERVICES—0.3%
Cintas Corp.	13,355	5,926,148
ELECTRICAL COMPONENTS & EQUIPMENT—1.9%
AMETEK, Inc.	19,871	2,879,705
Eaton Corp., PLC	185,377	30,070,003
		32,949,708
FINANCIAL EXCHANGES & DATA—1.7%
S&P Global, Inc.	80,340	30,122,680
FOOTWEAR—0.7%
NIKE, Inc., Cl. B	100,080	12,743,186
HEALTHCARE DISTRIBUTORS—1.3%
McKesson Corp.	57,260	21,683,217
HEALTHCARE EQUIPMENT—1.5%
Boston Scientific Corp.*	154,777	7,158,436
Dexcom, Inc.*	13,239	1,417,765
Inspire Medical Systems, Inc.*	6,836	1,729,918
Intuitive Surgical, Inc.*	59,769	14,684,646
		24,990,765
HEALTHCARE FACILITIES—1.3%
Acadia Healthcare Co., Inc.*	256,448	21,546,761
HOTELS RESORTS & CRUISE LINES—1.3%
Booking Holdings, Inc.*	4,552	11,080,023
Trip.com Group Ltd.#,*	321,842	11,830,912
		22,910,935
HYPERMARKETS & SUPER CENTERS—0.3%
Costco Wholesale Corp.	10,073	5,148,713
INTERACTIVE MEDIA & SERVICES—3.6%
Alphabet, Inc., Cl. C*	588,042	58,727,755
Pinterest, Inc., Cl. A*	63,853	1,678,695
ZoomInfo Technologies, Inc., Cl. A*	49,308	1,391,965
		61,798,415
INTERNET & DIRECT MARKETING RETAIL—8.3%
Amazon.com, Inc.*	913,523	94,211,627
MercadoLibre, Inc.*	35,031	41,395,782
Pinduoduo, Inc.#,*	65,454	6,413,183
		142,020,592
INTERNET SERVICES & INFRASTRUCTURE—0.9%
Shopify, Inc., Cl. A*	103,118	5,080,624
Snowflake, Inc., Cl. A*	69,146	10,817,200
		15,897,824
LEISURE FACILITIES—0.9%
Vail Resorts, Inc.	57,805	15,164,564

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—98.4% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—2.3%
Charles River Laboratories International, Inc.*	23,558	$5,730,483
Danaher Corp.	125,428	33,160,655
		38,891,138
MANAGED HEALTHCARE—3.3%
Humana, Inc.	54,658	27,968,498
UnitedHealth Group, Inc.	58,493	29,199,121
		57,167,619
MOVIES & ENTERTAINMENT—3.6%
Live Nation Entertainment, Inc.*	202,845	16,326,994
Netflix, Inc.*	90,319	31,960,281
The Walt Disney Co.*	131,434	14,259,275
		62,546,550
OIL & GAS EQUIPMENT & SERVICES—1.2%
Schlumberger Ltd.	365,058	20,801,005
OIL & GAS EXPLORATION & PRODUCTION—1.6%
APA Corp.	91,519	4,057,037
Devon Energy Corp.	69,723	4,409,283
Diamondback Energy, Inc.	50,391	7,363,133
Pioneer Natural Resources Co.	53,998	12,438,439
		28,267,892
OIL & GAS STORAGE & TRANSPORTATION—0.5%
Cheniere Energy, Inc.	53,435	8,164,334
PHARMACEUTICALS—2.2%
AstraZeneca PLC#	120,462	7,874,601
Eli Lilly & Co.	62,981	21,674,911
Reata Pharmaceuticals, Inc., Cl. A*	173,909	7,535,477
		37,084,989
REGIONAL BANKS—0.4%
Signature Bank	47,835	6,168,323
RESTAURANTS—1.6%
Shake Shack, Inc., Cl. A*	155,641	8,852,860
Starbucks Corp.	83,396	9,101,840
Yum China Holdings, Inc.	152,120	9,372,113
		27,326,813
SEMICONDUCTOR EQUIPMENT—0.9%
SolarEdge Technologies, Inc.*	48,011	15,321,750
SEMICONDUCTORS—8.2%
Advanced Micro Devices, Inc.*	177,859	13,366,104
First Solar, Inc.*	81,081	14,399,986
Marvell Technology, Inc.	856,810	36,971,351
NVIDIA Corp.	290,199	56,696,179
ON Semiconductor Corp.*	66,694	4,898,674
Taiwan Semiconductor Manufacturing Co., Ltd.#	161,401	14,966,715
		141,299,009

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—98.4% (CONT.)	SHARES	VALUE
SPECIALTY CHEMICALS—1.4%
Albemarle Corp.	73,910	$20,801,969
The Sherwin-Williams Co.	13,698	3,240,810
		24,042,779
SYSTEMS SOFTWARE—12.4%
Microsoft Corp.	710,663	176,109,398
Oracle Corp.	151,096	13,365,952
ServiceNow, Inc.*	53,005	24,124,166
		213,599,516
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.0%
Apple, Inc.	596,051	86,004,199
TRUCKING—1.0%
Old Dominion Freight Line, Inc.	19,564	6,519,507
Uber Technologies, Inc.*	357,800	11,066,754
		17,586,261
TOTAL COMMON STOCKS
(Cost $1,157,871,764)		1,691,062,644

PREFERRED STOCKS—0.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Chime Financial, Inc., Series G*,@,(a)	27,841	1,061,577
(Cost $1,922,972)		1,061,577

REAL ESTATE INVESTMENT TRUST—0.4%	SHARES	VALUE
SPECIALIZED—0.5%
SBA Communications Corp., Cl. A	29,947	8,910,131
(Cost $8,051,139)		8,910,131

SPECIAL PURPOSE VEHICLE—0.2%		VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures Capital C LLC, Cl. A*,@,(a),(b)		2,583,525
(Cost $2,775,000)		2,583,525
Total Investments
(Cost $1,170,620,875)	99.1%	$1,703,617,877
Affiliated Securities (Cost $2,775,000)		2,583,525
Unaffiliated Securities (Cost $1,167,845,875)		1,701,034,352
Other Assets in Excess of Liabilities	0.9%	14,751,314
NET ASSETS	100.0%	$1,718,369,191

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
*	Non-income producing security.

THE ALGER FUNDS | ALGER CAPITAL APPRECIATION FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2023
Chime Financial, Inc., Series G	8/24/21	$1,922,972	0.06%	$1,061,577	0.06%
Crosslink Ventures Capital C LLC, Cl. A	10/2/20	2,775,000	0.08%	2,583,525	0.15%
Total				$3,645,102	0.21%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER 35 FUND

Schedule of Investments January 31, 2023 (Unaudited)

COMMON STOCKS—92.7%	SHARES	VALUE
AEROSPACE & DEFENSE—6.2%
HEICO Corp.	9,563	$1,634,795
APPLICATION SOFTWARE—3.0%
Datadog, Inc., Cl. A*	10,651	796,801
AUTOMOBILE MANUFACTURERS—2.1%
Rivian Automotive, Inc., Cl. A*	28,639	555,597
BIOTECHNOLOGY—7.0%
Cabaletta Bio, Inc.*	36,445	444,265
Moderna, Inc.*	1,987	349,831
Natera, Inc.*	12,247	525,764
Prometheus Biosciences, Inc.*	2,299	261,304
RAPT Therapeutics, Inc.*	9,361	271,937
		1,853,101
CASINOS & GAMING—2.6%
MGM Resorts International	16,363	677,592
CONSTRUCTION MACHINERY & HEAVY TRUCKS—2.0%
Wabtec Corp.	5,128	532,338
DATA PROCESSING & OUTSOURCED SERVICES—3.0%
Toast, Inc., Cl. A*	11,522	257,056
Visa, Inc., Cl. A	2,255	519,123
		776,179
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.2%
908 Devices, Inc.*	61,177	570,170
FINANCIAL EXCHANGES & DATA—4.5%
S&P Global, Inc.	1,740	652,395
Tradeweb Markets, Inc., Cl. A	7,116	530,427
		1,182,822
HEALTHCARE DISTRIBUTORS—3.0%
McKesson Corp.	2,065	781,974
HEALTHCARE EQUIPMENT—2.2%
TransMedics Group, Inc.*	9,023	568,629
HOTELS RESORTS & CRUISE LINES—5.0%
Booking Holdings, Inc.*	218	530,634
Hilton Worldwide Holdings, Inc.	3,743	543,072
Trip.com Group Ltd.#,*	6,620	243,351
		1,317,057
INTERNET & DIRECT MARKETING RETAIL—16.8%
Amazon.com, Inc.*	18,530	1,910,999
JD.com, Inc.#	15,437	918,965
MercadoLibre, Inc.*	1,354	1,600,008
		4,429,972
LIFE SCIENCES TOOLS & SERVICES—1.7%
Bio-Techne Corp.	5,758	458,682
MOVIES & ENTERTAINMENT—11.5%
Liberty Media Corp. Series C Liberty Formula One*	10,934	774,127
Live Nation Entertainment, Inc.*	3,408	274,310
Netflix, Inc.*	3,973	1,405,886
Spotify Technology SA*	5,127	577,915
		3,032,238

THE ALGER FUNDS | ALGER 35 FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—92.7% (CONT.)	SHARES	VALUE
OIL & GAS EQUIPMENT & SERVICES—5.7%
Schlumberger Ltd.	26,225	$1,494,301
PHARMACEUTICALS—3.1%
Catalent, Inc.*	15,305	819,583
REAL ESTATE SERVICES—2.1%
FirstService Corp.	3,811	544,592
SEMICONDUCTOR EQUIPMENT—3.0%
ASML Holding NV#	389	257,067
SolarEdge Technologies, Inc.*	1,697	541,563
		798,630
SEMICONDUCTORS—2.0%
Advanced Micro Devices, Inc.*	6,977	524,322
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—4.0%
Apple, Inc.	7,311	1,054,904
TOTAL COMMON STOCKS
(Cost $23,243,036)		24,404,279
Total Investments
(Cost $23,243,036)	92.7%	$24,404,279
Unaffiliated Securities (Cost $23,243,036)		24,404,279
Other Assets in Excess of Liabilities	7.3%	1,917,317
NET ASSETS	100.0%	$26,321,596

*	Non-income producing security.

#	American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments January 31, 2023 (Unaudited)

COMMON STOCKS—90.2%	SHARES	VALUE
AEROSPACE & DEFENSE—1.6%
General Dynamics Corp.	5,161	$1,202,822
Raytheon Technologies Corp.	19,001	1,897,250
TransDigm Group, Inc.	2,476	1,777,149
		4,877,221
APPLICATION SOFTWARE—0.3%
Adobe, Inc.*	2,504	927,331
ASSET MANAGEMENT & CUSTODY BANKS—3.1%
BlackRock, Inc., Cl. A	6,750	5,124,668
Blackstone, Inc.	34,194	3,281,256
The Carlyle Group, Inc.	28,838	1,037,303
		9,443,227
BIOTECHNOLOGY—3.3%
AbbVie, Inc.	46,601	6,885,298
Amgen, Inc.	6,523	1,646,405
Gilead Sciences, Inc.	16,572	1,391,054
		9,922,757
BUILDING PRODUCTS—0.6%
Johnson Controls International PLC	27,591	1,919,506
CABLE & SATELLITE—1.1%
Comcast Corp., Cl. A	82,688	3,253,773
COMMODITY CHEMICALS—0.3%
Dow, Inc.	16,874	1,001,472
COMMUNICATIONS EQUIPMENT—1.0%
Cisco Systems, Inc.	64,544	3,141,356
CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	13,701	1,354,755
COPPER—0.6%
Southern Copper Corp.	24,207	1,820,608
DATA PROCESSING & OUTSOURCED SERVICES—1.5%
Visa, Inc., Cl. A	19,475	4,483,340
DIVERSIFIED BANKS—4.4%
Bank of America Corp.	119,052	4,223,965
JPMorgan Chase & Co.	65,009	9,098,660
		13,322,625
ELECTRIC UTILITIES—0.7%
NextEra Energy, Inc.	27,588	2,058,892
ELECTRICAL COMPONENTS & EQUIPMENT—1.3%
Eaton Corp., PLC	23,875	3,872,764
FINANCIAL EXCHANGES & DATA—0.9%
CME Group, Inc., Cl. A	15,920	2,812,427
FOOD DISTRIBUTORS—0.6%
Sysco Corp.	23,111	1,790,178
GOLD—0.4%
Newmont Corp.	25,323	1,340,346
HEALTHCARE DISTRIBUTORS—0.5%
Cardinal Health, Inc.	21,057	1,626,653
HEALTHCARE EQUIPMENT—0.6%
Medtronic PLC	21,661	1,812,809

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—90.2% (CONT.)	SHARES	VALUE
HEALTHCARE SERVICES—0.8%
CVS Health Corp.	27,880	$2,459,574
HOME IMPROVEMENT RETAIL—2.6%
The Home Depot, Inc.	24,615	7,979,445
HOUSEHOLD PRODUCTS—1.6%
The Procter & Gamble Co.	33,253	4,734,562
HYPERMARKETS & SUPER CENTERS—0.8%
Walmart, Inc.	16,865	2,426,368
INDUSTRIAL CONGLOMERATES—2.0%
Honeywell International, Inc.	28,196	5,878,302
INDUSTRIAL GASES—1.3%
Air Products & Chemicals, Inc.	12,512	4,010,221
INDUSTRIAL MACHINERY—0.6%
Parker-Hannifin Corp.	5,241	1,708,566
INTEGRATED OIL & GAS—4.5%
Chevron Corp.	35,654	6,204,509
Exxon Mobil Corp.	41,759	4,844,462
TotalEnergies SE#	41,258	2,559,646
		13,608,617
INTEGRATED TELECOMMUNICATION SERVICES—1.4%
AT&T, Inc.	54,783	1,115,929
Verizon Communications, Inc.	73,603	3,059,677
		4,175,606
INTERACTIVE MEDIA & SERVICES—5.5%
Alphabet, Inc., Cl. A*	82,282	8,132,753
Alphabet, Inc., Cl. C*	65,999	6,591,320
Meta Platforms, Inc., Cl. A*	12,557	1,870,616
		16,594,689
INTERNET & DIRECT MARKETING RETAIL—1.9%
Amazon.com, Inc.*	56,435	5,820,142
INVESTMENT BANKING & BROKERAGE—2.7%
Morgan Stanley	82,888	8,067,489
LEISURE FACILITIES—0.5%
Vail Resorts, Inc.	6,054	1,588,206
MANAGED HEALTHCARE—3.0%
UnitedHealth Group, Inc.	17,982	8,976,435
MULTI-LINE INSURANCE—0.5%
The Hartford Financial Services Group, Inc.	21,232	1,647,815
MULTI-UTILITIES—0.8%
Sempra Energy	14,099	2,260,493
OIL & GAS EXPLORATION & PRODUCTION—0.6%
Pioneer Natural Resources Co.	7,593	1,749,048
OIL & GAS STORAGE & TRANSPORTATION—0.5%
ONEOK, Inc.	21,700	1,486,016

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—90.2% (CONT.)	SHARES	VALUE
PHARMACEUTICALS—6.5%
AstraZeneca PLC#	42,175	$2,756,980
Bristol-Myers Squibb Co.	25,520	1,854,028
Eli Lilly & Co.	8,460	2,911,509
GSK PLC#	25,088	884,603
Johnson & Johnson	32,186	5,259,836
Merck & Co., Inc.	20,845	2,238,961
Novartis AG#	14,930	1,352,957
Pfizer, Inc.	55,626	2,456,444
		19,715,318
RAILROADS—0.7%
Union Pacific Corp.	9,944	2,030,465
RESTAURANTS—1.6%
McDonald’s Corp.	8,747	2,338,948
Starbucks Corp.	22,945	2,504,217
		4,843,165
SEMICONDUCTOR EQUIPMENT—2.5%
KLA Corp.	18,891	7,414,340
SEMICONDUCTORS—4.5%
Broadcom, Inc.	11,925	6,976,244
QUALCOMM, Inc.	34,891	4,647,830
Taiwan Semiconductor Manufacturing Co., Ltd.#	21,779	2,019,567
		13,643,641
SOFT DRINKS—2.8%
PepsiCo, Inc.	26,841	4,590,348
The Coca-Cola Co.	62,552	3,835,688
		8,426,036
SYSTEMS SOFTWARE—8.2%
Microsoft Corp.	92,739	22,981,652
Oracle Corp.	20,566	1,819,268
		24,800,920
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.3%
Apple, Inc.	151,897	21,917,218
TOBACCO—1.2%
Altria Group, Inc.	45,426	2,045,987
Philip Morris International, Inc.	14,265	1,486,984
		3,532,971
TOTAL COMMON STOCKS
(Cost $189,945,002)		272,277,708

MASTER LIMITED PARTNERSHIP—0.6%	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.6%
Cheniere Energy Partners LP	35,211	1,921,464
(Cost $1,508,792)		1,921,464

REAL ESTATE INVESTMENT TRUST—4.3%	SHARES	VALUE
HEALTHCARE—0.6%
Welltower, Inc.	24,010	1,801,710
INDUSTRIAL—0.5%
Prologis, Inc.	11,480	1,484,135

THE ALGER FUNDS | ALGER GROWTH & INCOME FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—4.3% (CONT.)	SHARES	VALUE
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc., Cl. A	67,406	$1,606,959
RETAIL—0.8%
Simon Property Group, Inc.	18,684	2,400,147
SPECIALIZED—1.9%
Crown Castle, Inc.	25,786	3,819,164
Lamar Advertising Co., Cl. A	18,096	1,927,948
		5,747,112
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $12,063,404)		13,040,063
Total Investments
(Cost $203,517,198)	95.1%	$287,239,235
Unaffiliated Securities (Cost $203,517,198)		287,239,235
Other Assets in Excess of Liabilities	4.9%	14,739,057
NET ASSETS	100.0%	$301,978,292

#	American Depositary Receipts.

*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments January 31, 2023 (Unaudited)

COMMON STOCKS—98.2%	SHARES	VALUE
ADVERTISING—1.7%
The Trade Desk, Inc., Cl. A*	65,248	$3,308,074
AEROSPACE & DEFENSE—5.3%
HEICO Corp.	30,313	5,182,007
TransDigm Group, Inc.	7,005	5,027,839
		10,209,846
APPAREL ACCESSORIES & LUXURY GOODS—1.5%
Lululemon Athletica, Inc.*	9,404	2,885,900
APPAREL RETAIL—2.1%
Aritzia, Inc.*	72,839	2,627,142
Burlington Stores, Inc.*	6,433	1,478,496
		4,105,638
APPLICATION SOFTWARE—13.1%
Bill.com Holdings, Inc.*	8,374	968,202
Cadence Design Systems, Inc.*	26,367	4,820,678
Constellation Software, Inc.	3,466	6,123,610
Datadog, Inc., Cl. A*	30,864	2,308,936
Guidewire Software, Inc.*	26,347	1,929,654
Manhattan Associates, Inc.*	22,978	2,995,412
Paycom Software, Inc.*	10,188	3,300,301
The Descartes Systems Group, Inc.*	34,702	2,532,460
		24,979,253
AUTOMOTIVE RETAIL—3.4%
AutoZone, Inc.*	2,637	6,431,247
BIOTECHNOLOGY—4.9%
Apellis Pharmaceuticals, Inc.*	19,066	1,005,350
Celldex Therapeutics, Inc.*	36,161	1,593,254
Natera, Inc.*	68,371	2,935,167
Neurocrine Biosciences, Inc.*	16,155	1,792,074
Prometheus Biosciences, Inc.*	18,550	2,108,393
		9,434,238
BUILDING PRODUCTS—0.5%
Trex Co., Inc.*	19,741	1,040,746
CONSTRUCTION & ENGINEERING—1.5%
WillScot Mobile Mini Holdings Corp.*	59,414	2,879,202
CONSTRUCTION MACHINERY & HEAVY TRUCKS—2.0%
Wabtec Corp.	36,982	3,839,101
CONSTRUCTION MATERIALS—1.0%
Martin Marietta Materials, Inc.	5,439	1,956,082
DIVERSIFIED METALS & MINING—1.3%
MP Materials Corp.*	75,757	2,462,860
ELECTRICAL COMPONENTS & EQUIPMENT—2.1%
AMETEK, Inc.	27,119	3,930,086
ELECTRONIC COMPONENTS—1.8%
Amphenol Corp., Cl. A	42,783	3,412,800
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.2%
Novanta, Inc.*	26,173	4,226,154
ENVIRONMENTAL & FACILITIES SERVICES—1.4%
GFL Environmental, Inc.	85,606	2,641,801

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—98.2% (CONT.)	SHARES	VALUE
FINANCIAL EXCHANGES & DATA—3.1%
MSCI, Inc., Cl. A	11,085	$5,892,343
HEALTHCARE DISTRIBUTORS—2.4%
McKesson Corp.	12,139	4,596,797
HEALTHCARE EQUIPMENT—2.6%
IDEXX Laboratories, Inc.*	3,870	1,859,535
Insulet Corp.*	10,741	3,086,104
		4,945,639
HEALTHCARE FACILITIES—2.2%
Acadia Healthcare Co., Inc.*	49,280	4,140,506
HEALTHCARE TECHNOLOGY—1.7%
Veeva Systems, Inc., Cl. A*	19,268	3,286,157
HOMEBUILDING—0.3%
NVR, Inc.*	116	611,320
HOTELS RESORTS & CRUISE LINES—2.1%
Hilton Worldwide Holdings, Inc.	27,883	4,045,544
HYPERMARKETS & SUPER CENTERS—1.0%
BJ’s Wholesale Club Holdings, Inc.*	27,359	1,982,707
INSURANCE BROKERS—0.6%
Ryan Specialty Holdings, Inc., Cl. A*	24,766	1,055,527
INTERNET SERVICES & INFRASTRUCTURE—0.5%
MongoDB, Inc., Cl. A*	4,730	1,013,213
IT CONSULTING & OTHER SERVICES—0.6%
EPAM Systems, Inc.*	3,345	1,112,714
LIFE SCIENCES TOOLS & SERVICES—3.8%
Mettler-Toledo International, Inc.*	2,127	3,260,521
Repligen Corp.*	11,014	2,040,894
West Pharmaceutical Services, Inc.	7,209	1,914,710
		7,216,125
METAL & GLASS CONTAINERS—1.4%
Ball Corp.	47,264	2,752,655
MOVIES & ENTERTAINMENT—2.7%
Liberty Media Corp. Series C Liberty Formula One*	49,818	3,527,115
Live Nation Entertainment, Inc.*	19,119	1,538,888
		5,066,003
OIL & GAS EQUIPMENT & SERVICES—1.4%
Baker Hughes Co., Cl. A	83,777	2,659,082
OIL & GAS EXPLORATION & PRODUCTION—3.2%
Diamondback Energy, Inc.	41,323	6,038,117
PROPERTY & CASUALTY INSURANCE—1.2%
Intact Financial Corp.	15,475	2,245,041
REAL ESTATE SERVICES—2.8%
FirstService Corp.	38,017	5,432,629
REGIONAL BANKS—0.8%
First Republic Bank	10,861	1,530,098
RESEARCH & CONSULTING SERVICES—3.1%
CoStar Group, Inc.*	63,390	4,938,081
Verisk Analytics, Inc., Cl. A	5,429	986,938
		5,925,019

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—98.2% (CONT.)	SHARES	VALUE
RESTAURANTS—3.5%
Chipotle Mexican Grill, Inc., Cl. A*	2,908	$4,787,673
Domino’s Pizza, Inc.	5,437	1,919,261
		6,706,934
SEMICONDUCTOR EQUIPMENT—2.6%
KLA Corp.	7,148	2,805,447
SolarEdge Technologies, Inc.*	6,601	2,106,577
		4,912,024
SEMICONDUCTORS—4.7%
Marvell Technology, Inc.	40,152	1,732,559
Microchip Technology, Inc.	47,543	3,690,287
ON Semiconductor Corp.*	47,411	3,482,338
		8,905,184
SYSTEMS SOFTWARE—1.8%
Palo Alto Networks, Inc.*	21,222	3,366,658
TRUCKING—2.3%
Old Dominion Freight Line, Inc.	13,373	4,456,419
TOTAL COMMON STOCKS
(Cost $172,831,253)		187,637,483

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	219,610	—
(Cost $988,245)		—

RIGHTS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Tolero CDR*,@,(a),(c)	590,059	377,638
(Cost $315,501)		377,638
SPECIAL PURPOSE VEHICLE—0.8%		VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.8%
Crosslink Ventures Capital C LLC, Cl. A*,@,(a),(b)		1,117,200
Crosslink Ventures Capital C LLC, Cl. B*,@,(a),(b)		442,225
		1,559,425
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,675,000)		1,559,425
Total Investments
(Cost $175,809,999)	99.2%	$189,574,546
Affiliated Securities (Cost $2,663,245)		1,559,425
Unaffiliated Securities (Cost $173,146,754)		188,015,121
Other Assets in Excess of Liabilities	0.8%	1,560,566
NET ASSETS	100.0%	$191,135,112

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.

THE ALGER FUNDS | ALGER MID CAP GROWTH FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2023
Crosslink Ventures Capital C LLC, Cl. A	10/2/20	$1,200,000	0.50%	$1,117,200	0.58%
Crosslink Ventures Capital C LLC, Cl. B	12/16/20	475,000	0.19%	442,225	0.23%
Prosetta Biosciences, Inc., Series D	2/6/15	988,245	0.50%	0	0.00%
Tolero CDR	2/6/17	315,501	0.19%	377,638	0.20%
Total				$1,937,063	1.01%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND

Schedule of Investments January 31, 2023 (Unaudited)

COMMON STOCKS—96.5%	SHARES	VALUE
AEROSPACE & DEFENSE—4.5%
Axon Enterprise, Inc.*	22,528	$4,402,872
HEICO Corp.	45,840	7,836,348
Mercury Systems, Inc.*	129,063	6,451,214
		18,690,434
APPAREL RETAIL—1.0%
Burlington Stores, Inc.*	18,111	4,162,451
APPLICATION SOFTWARE—27.3%
ACI Worldwide, Inc.*	322,905	9,018,737
Agilysys, Inc.*	132,627	11,082,312
Alteryx, Inc., Cl. A*	214,663	11,911,650
AppFolio, Inc., Cl. A*	41,452	4,656,303
Bentley Systems, Inc., Cl. B	353,059	13,786,954
Cadence Design Systems, Inc.*	38,665	7,069,122
Everbridge, Inc.*	346,599	11,077,304
Model N, Inc.*	104,170	4,131,382
Paylocity Holding Corp.*	45,228	9,420,540
Splunk, Inc.*	77,427	7,415,184
Sumo Logic, Inc.*	994,447	11,764,308
Tyler Technologies, Inc.*	34,638	11,180,107
		112,513,903
AUTOMOTIVE RETAIL—1.9%
O’Reilly Automotive, Inc.*	10,152	8,043,937
BIOTECHNOLOGY—12.5%
Madrigal Pharmaceuticals, Inc.*	16,641	4,796,768
Natera, Inc.*	342,471	14,702,280
Prometheus Biosciences, Inc.*	36,335	4,129,836
RAPT Therapeutics, Inc.*	90,379	2,625,510
Vaxcyte, Inc.*	85,948	3,897,742
Vertex Pharmaceuticals, Inc.*	27,927	9,023,214
Viridian Therapeutics, Inc.*	341,231	12,461,756
		51,637,106
CASINOS & GAMING—1.0%
Las Vegas Sands Corp.*	72,112	4,254,608
CONSTRUCTION MACHINERY & HEAVY TRUCKS—1.4%
Caterpillar, Inc.	22,618	5,706,295
DATA PROCESSING & OUTSOURCED SERVICES—1.2%
PayPal Holdings, Inc.*	59,241	4,827,549
ELECTRIC UTILITIES—3.6%
Constellation Energy Corp.	172,163	14,695,834
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.6%
Novanta, Inc.*	41,410	6,686,473
ENVIRONMENTAL & FACILITIES SERVICES—2.6%
Waste Connections, Inc.	81,715	10,859,924
HEALTHCARE DISTRIBUTORS—2.7%
McKesson Corp.	29,118	11,026,404

THE ALGER FUNDS | ALGER MID CAP FOCUS FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—96.5% (CONT.)	SHARES	VALUE
HEALTHCARE EQUIPMENT—8.1%
Axonics, Inc.*	83,437	$5,123,032
Dexcom, Inc.*	55,570	5,950,991
Insulet Corp.*	59,824	17,188,632
Penumbra, Inc.*	20,312	5,086,328
		33,348,983
HEALTHCARE FACILITIES—1.6%
Acadia Healthcare Co., Inc.*	78,647	6,607,921
HEALTHCARE TECHNOLOGY—1.5%
Veeva Systems, Inc., Cl. A*	37,396	6,377,888
INTERNET & DIRECT MARKETING RETAIL—1.8%
Pinduoduo, Inc.#,*	75,428	7,390,435
INTERNET SERVICES & INFRASTRUCTURE—1.3%
Shopify, Inc., Cl. A*	112,872	5,561,203
LIFE SCIENCES TOOLS & SERVICES—1.2%
Agilent Technologies, Inc.	31,949	4,858,804
MOVIES & ENTERTAINMENT—2.2%
Liberty Media Corp. Series C Liberty Formula One*	127,034	8,994,007
OIL & GAS EXPLORATION & PRODUCTION—3.5%
Diamondback Energy, Inc.	100,021	14,615,069
PHARMACEUTICALS—1.5%
Reata Pharmaceuticals, Inc., Cl. A*	144,977	6,281,853
RESEARCH & CONSULTING SERVICES—0.8%
CACI International, Inc., Cl. A*	10,237	3,153,917
SEMICONDUCTOR EQUIPMENT—1.5%
SolarEdge Technologies, Inc.*	19,189	6,123,786
SPECIALTY STORES—3.7%
Five Below, Inc.*	28,532	5,624,513
Ulta Beauty, Inc.*	18,581	9,549,891
		15,174,404
SYSTEMS SOFTWARE—2.4%
Palo Alto Networks, Inc.*	61,359	9,733,992
TRADING COMPANIES & DISTRIBUTORS—3.1%
United Rentals, Inc.*	29,162	12,858,984
TRUCKING—1.0%
Old Dominion Freight Line, Inc.	12,851	4,282,467
TOTAL COMMON STOCKS
(Cost $378,417,331)		398,468,631
Total Investments
(Cost $378,417,331)	96.5%	$398,468,631
Unaffiliated Securities (Cost $378,417,331)		398,468,631
Other Assets in Excess of Liabilities	3.5%	14,238,901
NET ASSETS	100.0%	$412,707,532

*	Non-income producing security.
#	American Depositary Receipts.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE ENDURING GROWTH FUND

Schedule of Investments January 31, 2023 (Unaudited)

COMMON STOCKS—91.0%	SHARES	VALUE
ADVERTISING—0.7%
The Trade Desk, Inc., Cl. A*	672	$34,070
AEROSPACE & DEFENSE—7.9%
TransDigm Group, Inc.	510	366,052
APPLICATION SOFTWARE—14.8%
HubSpot, Inc.*	379	131,517
Paylocity Holding Corp.*	1,389	289,315
SPS Commerce, Inc.*	1,182	160,847
Vertex, Inc., Cl. A*	7,677	103,639
		685,318
ASSET MANAGEMENT & CUSTODY BANKS—4.7%
Hamilton Lane, Inc., Cl. A	1,563	121,695
StepStone Group, Inc., Cl. A	3,285	95,889
		217,584
CONSUMER FINANCE—0.3%
Upstart Holdings, Inc.*	772	14,421
EDUCATION SERVICES—4.5%
Chegg, Inc.*	10,107	209,821
ENVIRONMENTAL & FACILITIES SERVICES—23.4%
Casella Waste Systems, Inc., Cl. A*	5,158	413,259
Montrose Environmental Group, Inc.*	4,713	255,256
Waste Connections, Inc.	3,145	417,971
		1,086,486
GENERAL MERCHANDISE STORES—1.6%
Ollie’s Bargain Outlet Holdings, Inc.*	1,330	72,831
HEALTHCARE EQUIPMENT—4.0%
Insulet Corp.*	263	75,565
Nevro Corp.*	3,055	112,180
		187,745
HEALTHCARE SERVICES—2.5%
Agiliti, Inc.*	6,368	117,490
HEALTHCARE TECHNOLOGY—1.1%
Definitive Healthcare Corp., Cl. A*	3,961	49,037
MANAGED HEALTHCARE—3.6%
Progyny, Inc.*	4,789	164,694
OIL & GAS EQUIPMENT & SERVICES—4.0%
Core Laboratories NV	7,282	186,419
REAL ESTATE SERVICES—8.8%
FirstService Corp.	2,847	406,836
REGIONAL BANKS—3.0%
Signature Bank	1,063	137,074
TRADING COMPANIES & DISTRIBUTORS—3.1%
SiteOne Landscape Supply, Inc.*	959	145,298

THE ALGER FUNDS | ALGER WEATHERBIE ENDURING GROWTH FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—91.0% (CONT.)	SHARES	VALUE
TRUCKING—3.0%
RXO, Inc.*	2,935	$53,769
XPO, Inc.*	2,097	83,587
		137,356
TOTAL COMMON STOCKS
(Cost $4,898,909)		4,218,532
Total Investments
(Cost $4,898,909)	91.0%	$4,218,532
Unaffiliated Securities (Cost $4,898,909)		4,218,532
Other Assets in Excess of Liabilities	9.0%	415,377
NET ASSETS	100.0%	$4,633,909

*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND

Schedule of Investments January 31, 2023 (Unaudited)

COMMON STOCKS—95.7%	SHARES	VALUE
ADVERTISING—0.4%
TechTarget, Inc.*	53,511	$2,650,400
AEROSPACE & DEFENSE—0.6%
Kratos Defense & Security Solutions, Inc.*	391,383	4,481,335
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
Canada Goose Holdings, Inc.*	209,799	5,075,038
APPAREL RETAIL—0.7%
MYT Netherlands Parent BV#,*	452,833	5,280,033
APPLICATION SOFTWARE—7.6%
Ebix, Inc.	76,760	1,463,045
Everbridge, Inc.*	7,905	252,644
SPS Commerce, Inc.*	298,902	40,674,584
Vertex, Inc., Cl. A*	1,082,098	14,608,323
		56,998,596
ASSET MANAGEMENT & CUSTODY BANKS—6.1%
Hamilton Lane, Inc., Cl. A	306,984	23,901,774
StepStone Group, Inc., Cl. A	746,273	21,783,709
		45,685,483
BIOTECHNOLOGY—3.0%
ACADIA Pharmaceuticals, Inc.*	482,366	9,179,425
Natera, Inc.*	119,419	5,126,658
Ultragenyx Pharmaceutical, Inc.*	181,997	8,249,924
		22,556,007
CONSTRUCTION & ENGINEERING—2.1%
Ameresco, Inc., Cl. A*	246,697	15,904,556
CONSUMER FINANCE—0.2%
Upstart Holdings, Inc.*	70,877	1,323,982
DATA PROCESSING & OUTSOURCED SERVICES—1.3%
Flywire Corp.*	348,556	9,400,555
EDUCATION SERVICES—3.2%
Chegg, Inc.*	1,144,691	23,763,785
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.6%
Novanta, Inc.*	121,726	19,655,097
ENVIRONMENTAL & FACILITIES SERVICES—11.6%
Casella Waste Systems, Inc., Cl. A*	517,977	41,500,317
Montrose Environmental Group, Inc.*	837,505	45,359,271
		86,859,588
GENERAL MERCHANDISE STORES—1.0%
Ollie’s Bargain Outlet Holdings, Inc.*	135,829	7,437,996
HEALTHCARE DISTRIBUTORS—0.4%
PetIQ, Inc., Cl. A*	274,689	3,252,318
HEALTHCARE EQUIPMENT—7.9%
Glaukos Corp.*	471,128	23,108,828
Impulse Dynamics PLC, Series E*,@,(a)	904,912	2,986,210
Inogen, Inc.*	374,869	8,745,694
Inspire Medical Systems, Inc.*	42,160	10,669,010
Nevro Corp.*	382,066	14,029,463
		59,539,205

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—95.7% (CONT.)	SHARES	VALUE
HEALTHCARE FACILITIES—1.3%
US Physical Therapy, Inc.	96,526	$9,570,553
HEALTHCARE SERVICES—2.5%
Agiliti, Inc.*	1,012,002	18,671,437
HEALTHCARE TECHNOLOGY—1.4%
Definitive Healthcare Corp., Cl. A*	857,291	10,613,263
INSURANCE BROKERS—0.0%
Goosehead Insurance, Inc., Cl. A*	555	21,673
INTERNET & DIRECT MARKETING RETAIL—0.9%
Xometry, Inc., Cl. A*	189,530	6,637,341
IT CONSULTING & OTHER SERVICES—4.4%
CI&T, Inc., Cl. A*	1,036,218	7,709,462
Globant SA*	120,011	19,463,384
Grid Dynamics Holdings, Inc.*	455,452	5,702,259
		32,875,105
LEISURE FACILITIES—3.8%
Planet Fitness, Inc., Cl. A*	339,602	28,747,309
LEISURE PRODUCTS—0.3%
Latham Group, Inc.*	530,497	2,334,187
MANAGED HEALTHCARE—3.7%
Progyny, Inc.*	813,541	27,977,675
OIL & GAS EQUIPMENT & SERVICES—6.1%
Core Laboratories NV	1,167,266	29,882,010
Dril-Quip, Inc.*	518,795	15,932,194
		45,814,204
REAL ESTATE SERVICES—5.9%
FirstService Corp.	311,456	44,507,062
REGIONAL BANKS—2.0%
Seacoast Banking Corp. of Florida	468,597	15,046,650
RESTAURANTS—0.6%
Wingstop, Inc.	26,543	4,206,269
SEMICONDUCTORS—2.5%
Impinj, Inc.*	144,771	18,788,380
SPECIALTY STORES—0.0%
National Vision Holdings, Inc.*	1,280	52,608
SYSTEMS SOFTWARE—0.7%
Rapid7, Inc.*	133,202	5,310,764
THRIFTS & MORTGAGE FINANCE—2.4%
Axos Financial, Inc.*	368,241	17,719,757
TRADING COMPANIES & DISTRIBUTORS—7.3%
SiteOne Landscape Supply, Inc.*	225,269	34,130,506
Transcat, Inc.*	245,775	20,527,128
		54,657,634
TRUCKING—0.5%
RXO, Inc.*	189,381	3,469,460
TOTAL COMMON STOCKS
(Cost $705,618,124)		716,885,305

THE ALGER FUNDS | ALGER WEATHERBIE SPECIALIZED GROWTH FUND
Schedule of Investments January 31, 2023 (Unaudited) (Continued)

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	231,474	$—
(Cost $1,041,633)		—
Total Investments
(Cost $706,659,757)	95.7%	$716,885,305
Affiliated Securities (Cost $1,041,633)		—
Unaffiliated Securities (Cost $705,618,124)		716,885,305
Other Assets in Excess of Liabilities	4.3%	32,465,134
NET ASSETS	100.0%	$749,350,439

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2023
Impulse Dynamics PLC, Series E	2/11/22	$2,986,210	0.24%	$2,986,210	0.40%
Prosetta Biosciences, Inc., Series D	2/6/15	1,041,633	0.10%	0	0.00%
Total				$2,986,210	0.40%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments January 31, 2023 (Unaudited)

COMMON STOCKS—97.5%	SHARES	VALUE
ADVERTISING—0.6%
Magnite, Inc.*	179,986	$2,174,231
AEROSPACE & DEFENSE—5.7%
HEICO Corp.	89,724	15,338,318
Hexcel Corp.	34,820	2,457,596
Mercury Systems, Inc.*	71,176	3,557,732
		21,353,646
APPAREL ACCESSORIES & LUXURY GOODS—2.5%
Capri Holdings Ltd.*	138,140	9,184,929
APPAREL RETAIL—0.9%
Aritzia, Inc.*	26,284	948,006
Victoria’s Secret & Co.*	53,575	2,258,186
		3,206,192
APPLICATION SOFTWARE—22.5%
ACI Worldwide, Inc.*	257,174	7,182,870
AppFolio, Inc., Cl. A*	15,632	1,755,942
Bill.com Holdings, Inc.*	51,956	6,007,153
Blackbaud, Inc.*	79,209	4,927,592
Blackline, Inc.*	55,731	4,001,486
Coupa Software, Inc.*	55,610	4,444,351
Digital Turbine, Inc.*	54,079	938,811
Everbridge, Inc.*	82,052	2,622,382
ForgeRock, Inc., Cl. A*	30,441	604,558
Guidewire Software, Inc.*	36,894	2,702,117
HubSpot, Inc.*	16,330	5,666,673
Manhattan Associates, Inc.*	70,581	9,200,939
Paycom Software, Inc.*	21,276	6,892,147
Q2 Holdings, Inc.*	108,919	3,563,830
SEMrush Holdings, Inc., Cl. A*	94,341	921,712
Smartsheet, Inc., Cl. A*	71,669	3,096,817
Sprout Social, Inc., Cl. A*	73,507	4,702,243
SPS Commerce, Inc.*	72,109	9,812,593
Sumo Logic, Inc.*	126,902	1,501,251
Vertex, Inc., Cl. A*	260,255	3,513,442
		84,058,909
ASSET MANAGEMENT & CUSTODY BANKS—0.4%
Affiliated Managers Group, Inc.	7,756	1,339,771
BIOTECHNOLOGY—3.4%
Alkermes PLC*	40,937	1,172,436
Arcus Biosciences, Inc.*	40,904	884,753
Cabaletta Bio, Inc.*	100,541	1,225,595
CareDx, Inc.*	258,904	3,868,026
Celldex Therapeutics, Inc.*	32,811	1,445,653
Karuna Therapeutics, Inc.*	12,763	2,544,814
Prometheus Biosciences, Inc.*	14,521	1,650,457
		12,791,734

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.5% (CONT.)	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—1.1%
DLocal Ltd., Cl. A*	173,167	$2,872,841
Marqeta, Inc., Cl. A*	161,948	1,073,715
		3,946,556
DIVERSIFIED SUPPORT SERVICES—0.5%
IAA, Inc.*	42,596	1,777,531
ELECTRICAL COMPONENTS & EQUIPMENT—0.5%
Sunrun, Inc.*	66,735	1,753,796
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.4%
908 Devices, Inc.*	105,842	986,447
Cognex Corp.	76,543	4,189,964
		5,176,411
FOOD DISTRIBUTORS—2.7%
The Chefs’ Warehouse, Inc.*	94,528	3,613,806
US Foods Holding Corp.*	170,857	6,514,777
		10,128,583
HEALTHCARE DISTRIBUTORS—0.2%
PetIQ, Inc., Cl. A*	62,035	734,494
HEALTHCARE EQUIPMENT—8.7%
Impulse Dynamics PLC, Series E*,@,(a)	1,105,151	3,646,998
Inmode Ltd.*	103,438	3,625,502
Insulet Corp.*	29,158	8,377,677
Mesa Laboratories, Inc.	27,736	5,395,761
Paragon 28, Inc.*	75,516	1,272,445
QuidelOrtho Corp.*	79,576	6,812,501
Tandem Diabetes Care, Inc.*	79,550	3,240,867
		32,371,751
HEALTHCARE SERVICES—0.4%
Guardant Health, Inc.*	4,867	152,970
Privia Health Group, Inc.*	48,330	1,306,843
		1,459,813
HEALTHCARE SUPPLIES—2.5%
Neogen Corp.*	443,260	9,490,197
HEALTHCARE TECHNOLOGY—2.3%
Definitive Healthcare Corp., Cl. A*	33,958	420,400
Doximity, Inc., Cl. A*	18,271	644,418
Sophia Genetics SA*	79,654	238,962
Veeva Systems, Inc., Cl. A*	43,687	7,450,818
		8,754,598
HOMEBUILDING—0.4%
Skyline Champion Corp.*	23,895	1,408,610
HOMEFURNISHING RETAIL—0.2%
Arhaus, Inc., Cl. A*	50,615	716,202
HUMAN RESOURCE & EMPLOYMENT SERVICES—0.5%
Upwork, Inc.*	133,462	1,729,667
HYPERMARKETS & SUPER CENTERS—3.3%
BJ’s Wholesale Club Holdings, Inc.*	171,422	12,422,952
INDUSTRIAL MACHINERY—0.6%
Gates Industrial Corp., PLC*	161,017	2,127,035

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.5% (CONT.)	SHARES	VALUE
INTERACTIVE HOME ENTERTAINMENT—1.1%
Take-Two Interactive Software, Inc.*	35,288	$3,995,660
INTERACTIVE MEDIA & SERVICES—1.2%
Bumble, Inc., Cl. A*	66,183	1,704,212
TripAdvisor, Inc.*	127,813	2,978,043
		4,682,255
INTERNET & DIRECT MARKETING RETAIL—1.0%
Farfetch Ltd., Cl. A*	136,984	934,231
The RealReal, Inc.*	267,138	488,862
Xometry, Inc., Cl. A*	62,192	2,177,964
		3,601,057
LEISURE FACILITIES—0.9%
Planet Fitness, Inc., Cl. A*	40,235	3,405,893
LIFE SCIENCES TOOLS & SERVICES—8.5%
Akoya Biosciences, Inc.*	139,659	1,571,164
Alpha Teknova, Inc.*	31,939	190,356
Bio-Techne Corp.	135,569	10,799,427
CryoPort, Inc.*	115,779	2,643,235
Cytek Biosciences, Inc.*	55,786	672,221
ICON PLC*	9,581	2,210,433
Maravai LifeSciences Holdings, Inc., Cl. A*	38,721	567,650
MaxCyte, Inc.*	48,111	280,968
NanoString Technologies, Inc.*	232,258	2,457,290
NeoGenomics, Inc.*	396,391	4,709,125
Personalis, Inc.*	109,708	257,814
Rapid Micro Biosystems, Inc., Cl. A*	64,657	96,985
Repligen Corp.*	28,185	5,222,680
		31,679,348
MANAGED HEALTHCARE—1.6%
HealthEquity, Inc.*	96,344	5,862,532
MOVIES & ENTERTAINMENT—2.9%
Live Nation Entertainment, Inc.*	134,030	10,788,075
OIL & GAS EQUIPMENT & SERVICES—1.1%
ChampionX Corp.	79,644	2,629,845
ProPetro Holding Corp.*	166,265	1,654,337
		4,284,182
OIL & GAS EXPLORATION & PRODUCTION—5.2%
Coterra Energy, Inc.	85,796	2,147,474
Magnolia Oil & Gas Corp., Cl. A	731,251	17,264,836
		19,412,310
PHARMACEUTICALS—0.5%
Pliant Therapeutics, Inc.*	54,049	1,893,877
REGIONAL BANKS—1.1%
Webster Financial Corp.	79,755	4,199,101
RESEARCH & CONSULTING SERVICES—0.3%
LegalZoom.com, Inc.*	144,125	1,222,180

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.5% (CONT.)	SHARES	VALUE
RESTAURANTS—6.0%
Shake Shack, Inc., Cl. A*	151,624	$8,624,373
The Cheesecake Factory, Inc.	174,365	6,843,827
Wingstop, Inc.	43,860	6,950,494
		22,418,694
SEMICONDUCTOR EQUIPMENT—0.9%
SolarEdge Technologies, Inc.*	10,807	3,448,838
SEMICONDUCTORS—0.8%
Universal Display Corp.	22,496	2,981,395
SPECIALTY CHEMICALS—3.1%
Balchem Corp.	90,214	11,784,655
TOTAL COMMON STOCKS
(Cost $384,568,524)		363,767,660

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	50,688	—
(Cost $228,096)		—

RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero CDR*,@,(a),(c)	174,782	111,860
(Cost $94,483)		111,860

REAL ESTATE INVESTMENT TRUST—1.3%	SHARES	VALUE
RETAIL—1.3%
Tanger Factory Outlet Centers, Inc.	258,634	4,942,496
(Cost $4,259,450)		4,942,496

SPECIAL PURPOSE VEHICLE—0.6%		VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.6%
Crosslink Ventures Capital C LLC, Cl. A*,@,(a),(b)		1,675,800
Crosslink Ventures Capital C LLC, Cl. B*,@,(a),(b)		442,225
		2,118,025
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $2,275,000)		2,118,025
Total Investments
(Cost $391,425,553)	99.4%	$370,940,041
Affiliated Securities (Cost $2,503,096)		2,118,025
Unaffiliated Securities (Cost $388,922,457)		368,822,016
Other Assets in Excess of Liabilities	0.6%	2,397,751
NET ASSETS	100.0%	$373,337,792

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.

THE ALGER FUNDS | ALGER SMALL CAP GROWTH FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2023
Crosslink Ventures Capital C LLC, Cl. A	10/2/20	$1,800,000	0.49%	$1,675,800	0.45%
Crosslink Ventures Capital C LLC, Cl. B	12/16/20	475,000	0.10%	442,225	0.11%
Impulse Dynamics PLC, Series E	2/11/22	3,646,998	0.69%	3,646,998	0.98%
Prosetta Biosciences, Inc., Series D	2/6/15	228,096	0.10%	0	0.00%
Tolero CDR	2/6/17	94,483	0.08%	111,860	0.03%
Total				$5,876,883	1.57%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments January 31, 2023 (Unaudited)

COMMON STOCKS—99.3%	SHARES	VALUE
AEROSPACE & DEFENSE—2.7%
Axon Enterprise, Inc.*	138,056	$26,981,665
Mercury Systems, Inc.*	831,310	41,553,030
		68,534,695
APPAREL RETAIL—2.0%
Aritzia, Inc.*	1,435,618	51,779,571
APPLICATION SOFTWARE—29.1%
ACI Worldwide, Inc.*	905,713	25,296,564
Agilysys, Inc.*	633,139	52,905,095
AppFolio, Inc., Cl. A*	347,061	38,985,362
Blackline, Inc.*	1,109,352	79,651,474
Clearwater Analytics Holdings, Inc., Cl. A*	4,079,624	79,879,038
Everbridge, Inc.*	1,191,100	38,067,556
Guidewire Software, Inc.*	1,123,464	82,282,503
Model N, Inc.*	589,512	23,380,046
Paycom Software, Inc.*	268,797	87,074,100
PROS Holdings, Inc.*,(a)	2,881,995	72,626,274
Q2 Holdings, Inc.*	1,375,619	45,010,254
Smartsheet, Inc., Cl. A*	852,702	36,845,253
Sprout Social, Inc., Cl. A*	868,419	55,552,764
Sumo Logic, Inc.*	2,426,081	28,700,538
		746,256,821
BIOTECHNOLOGY—6.2%
Arcus Biosciences, Inc.*	506,993	10,966,259
Cabaletta Bio, Inc.*,(a)	2,166,870	26,414,145
Natera, Inc.*	2,112,648	90,695,979
Prometheus Biosciences, Inc.*	276,987	31,482,342
		159,558,725
ELECTRONIC EQUIPMENT & INSTRUMENTS—0.7%
908 Devices, Inc.*,(a)	1,991,055	18,556,633
ENVIRONMENTAL & FACILITIES SERVICES—1.7%
Casella Waste Systems, Inc., Cl. A*	556,833	44,613,460
HEALTHCARE EQUIPMENT—17.8%
AtriCure, Inc.*	1,550,997	67,127,150
Axonics, Inc.*	731,897	44,938,476
Heska Corp.*,(a)	713,593	63,823,758
Inspire Medical Systems, Inc.*	291,886	73,864,671
Insulet Corp.*	262,453	75,407,996
QuidelOrtho Corp.*	879,943	75,331,920
Shockwave Medical, Inc.*	309,005	58,071,310
		458,565,281
HEALTHCARE TECHNOLOGY—3.7%
Evolent Health, Inc., Cl. A*	1,476,630	47,577,019
Veeva Systems, Inc., Cl. A*	286,541	48,869,567
		96,446,586
INDUSTRIAL MACHINERY—5.1%
RBC Bearings, Inc.*	533,056	130,049,672
INTERNET & DIRECT MARKETING RETAIL—1.3%
Xometry, Inc., Cl. A*	922,245	32,297,020

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—99.3% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—9.9%
BioLife Solutions, Inc.*	1,744,518	$40,891,502
Bio-Techne Corp.	678,031	54,011,949
Bruker Corp.	789,640	55,369,557
CryoPort, Inc.*	2,014,791	45,997,679
Repligen Corp.*	314,906	58,352,082
		254,622,769
MANAGED HEALTHCARE—2.4%
HealthEquity, Inc.*	995,085	60,550,922
OIL & GAS EQUIPMENT & SERVICES—2.9%
ChampionX Corp.	2,247,301	74,205,879
OIL & GAS EXPLORATION & PRODUCTION—4.8%
PDC Energy, Inc.	906,779	61,416,141
Viper Energy Partners LP	1,912,269	60,714,541
		122,130,682
PACKAGED FOODS & MEATS—1.4%
Freshpet, Inc.*	572,118	36,232,233
PHARMACEUTICALS—1.0%
Pliant Therapeutics, Inc.*	759,732	26,621,009
REGIONAL BANKS—0.1%
Popular, Inc.	50,302	3,452,729
RESTAURANTS—3.4%
Shake Shack, Inc., Cl. A*	448,946	25,536,048
Wingstop, Inc.	385,299	61,058,333
		86,594,381
SYSTEMS SOFTWARE—1.4%
Tenable Holdings, Inc.*	888,555	35,746,568
TRADING COMPANIES & DISTRIBUTORS—1.7%
Herc Holdings, Inc.	285,317	44,315,436
TOTAL COMMON STOCKS
(Cost $2,358,848,670)		2,551,131,072

RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Tolero CDR*,@,(b),(c)	11,905	7,619
(Cost $6,436)		7,619
Total Investments
(Cost $2,358,855,106)	99.3%	$2,551,138,691
Affiliated Securities (Cost $234,529,733)		181,420,810
Unaffiliated Securities (Cost $2,124,325,373)		2,369,717,881
Other Assets in Excess of Liabilities	0.7%	17,165,305
NET ASSETS	100.0%	$2,568,303,996

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(c)	Contingent Deferred Rights.
*	Non-income producing security.

THE ALGER FUNDS | ALGER SMALL CAP FOCUS FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2023
Tolero CDR	2/6/17	$6,436	0.00%	$7,619	0.00%
Total				$7,619	0.00%

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments January 31, 2023 (Unaudited)

COMMON STOCKS—97.0%	SHARES	VALUE
ARGENTINA—2.3%
INTERNET & DIRECT MARKETING RETAIL—2.3%
MercadoLibre, Inc.*	2,850	$3,367,816
(Cost $3,902,261)
AUSTRALIA—4.8%
APPLICATION SOFTWARE—0.5%
Xero Ltd.*	13,200	727,435
HEALTHCARE SUPPLIES—1.6%
Nanosonics Ltd.*	694,062	2,395,006
HEALTHCARE TECHNOLOGY—2.7%
Pro Medicus Ltd.	81,000	3,867,910
TOTAL AUSTRALIA
(Cost $5,913,869)		6,990,351
BRAZIL—3.3%
DIVERSIFIED CAPITAL MARKETS—1.4%
Banco BTG Pactual SA	491,000	2,090,864
FOOTWEAR—1.9%
Arezzo Industria e Comercio SA	158,000	2,726,150
TOTAL BRAZIL
(Cost $4,663,260)		4,817,014
CHINA—10.7%
AUTOMOBILE MANUFACTURERS—3.4%
BYD Co., Ltd., Cl. H	157,484	4,987,578
BREWERS—2.5%
Budweiser Brewing Co. APAC Ltd.	1,153,000	3,638,409
HOTELS RESORTS & CRUISE LINES—2.0%
Trip.com Group Ltd.#,*	78,000	2,867,280
INTERNET & DIRECT MARKETING RETAIL—2.8%
Meituan, Cl. B*	184,600	4,127,264
TOTAL CHINA
(Cost $14,521,097)		15,620,531
DENMARK—2.0%
PHARMACEUTICALS—2.0%
Novo Nordisk AS, Cl. B	20,800	2,878,362
(Cost $2,859,218)
FRANCE—15.0%
APPAREL ACCESSORIES & LUXURY GOODS—3.2%
LVMH Moet Hennessy Louis Vuitton SE	5,350	4,670,204
ELECTRICAL COMPONENTS & EQUIPMENT—2.2%
Schneider Electric SE	19,300	3,130,617
HEALTHCARE SUPPLIES—2.3%
EssilorLuxottica SA	18,200	3,339,170
LIFE SCIENCES TOOLS & SERVICES—2.8%
Eurofins Scientific SE	57,500	4,124,273
OIL & GAS STORAGE & TRANSPORTATION—1.8%
Gaztransport Et Technigaz SA	24,324	2,689,044

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.0% (CONT.)	SHARES	VALUE
FRANCE—15.0% (CONT.)
RESEARCH & CONSULTING SERVICES—2.7%
Teleperformance	14,157	$3,935,280
TOTAL FRANCE
(Cost $17,455,440)		21,888,588
GERMANY—4.9%
AEROSPACE & DEFENSE—2.5%
Hensoldt AG	126,800	3,676,169
OIL & GAS REFINING & MARKETING—2.4%
VERBIO Vereinigte BioEnergie AG	55,054	3,470,453
TOTAL GERMANY
(Cost $6,288,811)		7,146,622
HONG KONG—3.9%
APPAREL ACCESSORIES & LUXURY GOODS—1.8%
Samsonite International SA*	900,000	2,681,327
FINANCIAL EXCHANGES & DATA—2.1%
Hong Kong Exchanges & Clearing Ltd.	67,000	3,013,767
TOTAL HONG KONG
(Cost $5,297,207)		5,695,094
INDIA—7.3%
APPAREL ACCESSORIES & LUXURY GOODS—1.3%
Kalyan Jewellers India Ltd.*	1,309,074	1,898,879
DIVERSIFIED BANKS—2.4%
HDFC Bank Ltd.#	52,900	3,563,344
HOTELS RESORTS & CRUISE LINES—1.8%
MakeMyTrip Ltd.*	91,778	2,659,726
INVESTMENT BANKING & BROKERAGE—1.8%
Angel One Ltd.	169,000	2,555,883
TOTAL INDIA
(Cost $9,882,347)		10,677,832
IRELAND—2.2%
PACKAGED FOODS & MEATS—2.2%
Kerry Group PLC, Cl. A	33,741	3,161,389
(Cost $3,756,243)
ITALY—6.4%
APPAREL ACCESSORIES & LUXURY GOODS—2.3%
Moncler SpA	52,986	3,316,116
AUTOMOBILE MANUFACTURERS—4.1%
Ferrari NV	23,862	5,996,759
TOTAL ITALY
(Cost $5,504,837)		9,312,875
JAPAN—4.2%
ELECTRONIC EQUIPMENT & INSTRUMENTS—2.5%
Keyence Corp.	7,900	3,636,635

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.0% (CONT.)	SHARES	VALUE
JAPAN—4.2% (CONT.)
SEMICONDUCTOR EQUIPMENT—1.7%
Lasertec Corp.	13,200	$2,498,871
TOTAL JAPAN
(Cost $4,308,681)		6,135,506
MEXICO—0.1%
AIRPORT SERVICES—0.1%
Grupo Aeroportuario del Centro Norte SAB de CV	10,115	92,233
(Cost $91,157)
NETHERLANDS—10.1%
DATA PROCESSING & OUTSOURCED SERVICES—2.1%
Adyen NV*	2,075	3,137,063
HEAVY ELECTRICAL EQUIPMENT—2.3%
Alfen Beheer BV*	36,800	3,414,085
MOVIES & ENTERTAINMENT—1.3%
Universal Music Group NV	72,000	1,840,406
SEMICONDUCTOR EQUIPMENT—4.4%
ASML Holding NV	9,700	6,417,686
TOTAL NETHERLANDS
(Cost $6,687,431)		14,809,240
NORWAY—1.6%
ENVIRONMENTAL & FACILITIES SERVICES—1.6%
Aker Carbon Capture ASA*	1,560,510	2,313,103
(Cost $3,626,911)
SOUTH KOREA—2.1%
SPECIALTY CHEMICALS—2.1%
Chunbo Co., Ltd.	15,800	3,074,531
(Cost $2,580,839)
SPAIN—1.9%
BIOTECHNOLOGY—1.9%
Grifols SA#,*	309,741	2,821,741
(Cost $5,399,542)
SWEDEN—1.7%
ASSET MANAGEMENT & CUSTODY BANKS—1.7%
EQT AB	112,298	2,533,300
(Cost $1,658,438)
SWITZERLAND—3.4%
ASSET MANAGEMENT & CUSTODY BANKS—1.4%
Partners Group Holding AG	2,284	2,142,720
SPECIALTY CHEMICALS—2.0%
Sika AG	10,150	2,883,618
TOTAL SWITZERLAND
(Cost $3,032,454)		5,026,338
UNITED KINGDOM—4.5%
FINANCIAL EXCHANGES & DATA—2.4%
London Stock Exchange Group PLC	39,200	3,588,273

THE ALGER FUNDS | ALGER INTERNATIONAL FOCUS FUND
Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—97.0% (CONT.)	SHARES	VALUE
UNITED KINGDOM—4.5% (CONT.)
PHARMACEUTICALS—2.1%
AstraZeneca PLC	23,500	$3,078,545
TOTAL UNITED KINGDOM
(Cost $6,013,748)		6,666,818
UNITED STATES—4.6%
APPLICATION SOFTWARE—1.7%
Atlassian Corp., Cl. A*	15,500	2,505,110
OIL & GAS EQUIPMENT & SERVICES—2.9%
Schlumberger Ltd.	75,400	4,296,292
TOTAL UNITED STATES
(Cost $5,303,748)		6,801,402
TOTAL COMMON STOCKS
(Cost $118,747,539)		141,830,686
Total Investments
(Cost $118,747,539)	97.0%	$141,830,686
Unaffiliated Securities (Cost $118,747,539)		141,830,686
Other Assets in Excess of Liabilities	3.0%	4,401,100
NET ASSETS	100.0%	$146,231,786

#	American Depositary Receipts.
*	Non-income producing security.

See Notes to Financial Statements.

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments January 31, 2023 (Unaudited)

COMMON STOCKS—99.1%	SHARES	VALUE
BIOTECHNOLOGY—36.3%
AbbVie, Inc.	22,938	$3,389,089
ADMA Biologics, Inc.*	1,254,737	4,629,980
Aerovate Therapeutics, Inc.*	117,305	2,680,419
Apellis Pharmaceuticals, Inc.*	51,620	2,721,923
Ascendis Pharma AS#,*	14,556	1,806,108
Biogen, Inc.*	5,789	1,684,020
Biohaven Ltd.*	171,594	3,275,729
BioMarin Pharmaceutical, Inc.*	45,570	5,256,500
Celldex Therapeutics, Inc.*	86,084	3,792,861
Compass Therapeutics, Inc.*	555,482	2,221,928
HilleVax, Inc.*	100,098	1,711,676
Mersana Therapeutics, Inc.*	266,755	1,755,248
Prometheus Biosciences, Inc.*	69,199	7,865,158
Regeneron Pharmaceuticals, Inc.*	4,681	3,550,398
Sarepta Therapeutics, Inc.*	7,522	940,024
United Therapeutics Corp.*	19,298	5,078,655
Vaxcyte, Inc.*	63,151	2,863,898
Vertex Pharmaceuticals, Inc.*	17,429	5,631,310
		60,854,924
EXCHANGE TRADED FUNDS—3.1%
ARK Genomic Revolution ETF*	153,317	5,166,783
HEALTHCARE DISTRIBUTORS—3.0%
Cardinal Health, Inc.	44,604	3,445,659
McKesson Corp.	4,444	1,682,854
		5,128,513
HEALTHCARE EQUIPMENT—18.4%
Abbott Laboratories	22,546	2,492,460
GE HealthCare Technologies, Inc.*	48,401	3,364,838
IDEXX Laboratories, Inc.*	9,013	4,330,746
Impulse Dynamics PLC, Series E*,@,(a)	1,515,152	5,000,002
Inmode Ltd.*	51,486	1,804,584
Inspire Medical Systems, Inc.*	11,165	2,825,415
Penumbra, Inc.*	6,221	1,557,801
Straumann Holding AG	38,914	5,094,448
TransMedics Group, Inc.*	70,808	4,462,320
		30,932,614
HEALTHCARE FACILITIES—7.6%
Acadia Healthcare Co., Inc.*	110,359	9,272,363
HCA Healthcare, Inc.	13,367	3,409,521
		12,681,884
HEALTHCARE SUPPLIES—2.0%
Align Technology, Inc.*	6,812	1,837,401
ICU Medical, Inc.*	8,131	1,571,153
		3,408,554

THE ALGER FUNDS | ALGER HEALTH SCIENCES FUND

Schedule of Investments January 31, 2023 (Unaudited) (Continued)

COMMON STOCKS—99.1% (CONT.)	SHARES	VALUE
LIFE SCIENCES TOOLS & SERVICES—13.0%
Agilent Technologies, Inc.	32,688	$4,971,191
Bruker Corp.	70,088	4,914,570
Charles River Laboratories International, Inc.*	29,767	7,240,823
Medpace Holdings, Inc.*	21,195	4,685,579
		21,812,163
PHARMACEUTICALS—15.7%
AstraZeneca PLC#	101,460	6,632,440
Merck & Co., Inc.	15,819	1,699,119
Merck KGaA	32,558	6,795,464
Reata Pharmaceuticals, Inc., Cl. A*	81,363	3,525,459
Ventyx Biosciences, Inc.*	61,189	2,569,938
Zoetis, Inc., Cl. A	30,819	5,100,236
		26,322,656
TOTAL COMMON STOCKS
(Cost $144,761,062)		166,308,091

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	897,366	—
(Cost $4,038,147)		—

RIGHTS—0.8%	SHARES	VALUE
BIOTECHNOLOGY—0.8%
Tolero CDR*,@,(a),(c)	1,956,996	1,252,477
(Cost $1,044,370)		1,252,477
Total Investments
(Cost $149,843,579)	99.9%	$167,560,568
Affiliated Securities (Cost $4,038,147)		—
Unaffiliated Securities (Cost $145,805,432)		167,560,568
Other Assets in Excess of Liabilities	0.1%	208,039
NET ASSETS	100.0%	$167,768,607

#	American Depositary Receipts.
(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Valuation Designee (as defined in Note 2).
(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.
(c)	Contingent Deferred Rights.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	1/31/2023
Impulse Dynamics PLC, Series E	2/11/22	$5,000,002	2.09%	$5,000,002	2.98%
Prosetta Biosciences, Inc., Series D	2/6/15	4,038,147	2.00%	0	0.00%
Tolero CDR	2/6/17	1,044,370	0.90%	1,252,477	0.75%
Total				$6,252,479	3.73%

See Notes to Financial Statements.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946– Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in eleven series — Alger Capital Appreciation Fund, Alger 35 Fund, Alger Growth & Income Fund, Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger Weatherbie Enduring Growth Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger International Focus Fund and Alger Health Sciences Fund (collectively, the “Funds” or individually, each a “Fund”). Alger Capital Appreciation Fund, Alger 35 Fund, Alger Mid Cap Growth Fund, Alger Mid Cap Focus Fund, Alger Weatherbie Enduring Growth Fund, Alger Weatherbie Specialized Growth Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger International Focus Fund and Alger Health Sciences Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth & Income Fund also normally invests primarily in equity securities and has an investment objective of both capital appreciation and current income.

Each Fund offers one or more of the following share classes: Class A, B, C, I, Y and Z. Class A shares are generally subject to an initial sales charge while Class B and C shares are generally subject to a deferred sales charge. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the order to purchase was accepted. The conversion is completed without the imposition of any sales charges or other fees. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class B and C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I, Y and Z shares are sold to investors without an initial or deferred sales charge. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a)   Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Board. Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds’ investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”) as their valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of representatives of the Investment Manager and officers of the Funds to assist in performing the duties and responsibilities of the Valuation Designee.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instrument are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii)  selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Funds. The Valuation Designee reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on a as-needed basis to review and evaluate the effectiveness of the valuation policies and procedures in accordance with the requirements of Rule 2a-5.

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through their Committee, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

(b)  Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of January 31, 2023 in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$134,327,947	$134,327,947	$—	$—
Consumer Discretionary	339,920,162	304,687,810	35,232,352	—
Consumer Staples	5,148,713	5,148,713	—	—
Energy	57,233,231	57,233,231	—	—
Financials	36,291,003	36,291,003	—	—
Healthcare	310,741,580	310,741,580	—	—
Industrials	138,528,627	138,528,627	—	—
Information Technology	637,034,484	637,034,484	—	—
Materials	31,836,897	31,836,897	—	—
TOTAL COMMON STOCKS	$1,691,062,644	$1,655,830,292	$35,232,352	$—
PREFERRED STOCKS
Information Technology	1,061,577	—	—	1,061,577
REAL ESTATE INVESTMENT TRUST
Real Estate	8,910,131	8,910,131	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	2,583,525	—	—	2,583,525
TOTAL INVESTMENTS IN SECURITIES	$1,703,617,877	$1,664,740,423	$35,232,352	$3,645,102

Alger 35 Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	3,032,238	3,032,238	—	—
Consumer Discretionary	6,980,218	6,980,218	—	—
Energy	1,494,301	1,494,301	—	—
Financials	1,182,822	1,182,822	—	—
Healthcare	4,481,969	4,481,969	—	—
Industrials	2,167,133	2,167,133	—	—
Information Technology	4,521,006	4,521,006	—	—
Real Estate	544,592	544,592	—	—
TOTAL COMMON STOCKS	$24,404,279	$24,404,279	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$24,404,279	$24,404,279	$—	$—

Alger Growth & Income Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	24,024,068	24,024,068	—	—
Consumer Discretionary	21,585,713	21,585,713	—	—
Consumer Staples	20,910,115	20,910,115	—	—
Energy	16,843,681	16,843,681	—	—
Financials	35,293,583	35,293,583	—	—
Healthcare	44,513,546	44,513,546	—	—
Industrials	20,286,824	20,286,824	—	—
Information Technology	76,328,146	76,328,146	—	—
Materials	8,172,647	8,172,647	—	—
Utilities	4,319,385	4,319,385	—	—
TOTAL COMMON STOCKS	$272,277,708	$272,277,708	$—	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Growth & Income Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
MASTER LIMITED PARTNERSHIP
Energy	$1,921,464	$1,921,464	$—	$—
REAL ESTATE INVESTMENT TRUST
Financials	1,606,959	1,606,959	—	—
Real Estate	11,433,104	11,433,104	—	—
TOTAL REAL ESTATE INVESTMENT TRUST	$13,040,063	$13,040,063	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$287,239,235	$287,239,235	$—	$—

Alger Mid Cap Growth Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	8,374,077		8,374,077	—	—
Consumer Discretionary	24,786,583		24,786,583	—	—
Consumer Staples	1,982,707		1,982,707	—	—
Energy	8,697,199		8,697,199	—	—
Financials	10,723,009		10,723,009	—	—
Healthcare	33,619,462		33,619,462	—	—
Industrials	34,922,220		34,922,220	—	—
Information Technology	51,928,000		51,928,000	—	—
Materials	7,171,597		7,171,597	—	—
Real Estate	5,432,629		5,432,629	—	—
TOTAL COMMON STOCKS	$187,637,483		$187,637,483	$—	$—
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
RIGHTS
Healthcare	377,638		—	—	377,638
SPECIAL PURPOSE VEHICLE
Information Technology	1,559,425		—	—	1,559,425
TOTAL INVESTMENTS IN SECURITIES	$189,574,546		$187,637,483	$—	$1,937,063

Alger Mid Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	8,994,007	8,994,007	—	—
Consumer Discretionary	39,025,835	39,025,835	—	—
Energy	14,615,069	14,615,069	—	—
Healthcare	120,138,959	120,138,959	—	—
Industrials	55,552,021	55,552,021	—	—
Information Technology	145,446,906	145,446,906	—	—
Utilities	14,695,834	14,695,834	—	—
TOTAL COMMON STOCKS	$398,468,631	$398,468,631	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$398,468,631	$398,468,631	$—	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Weatherbie Enduring Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$34,070	$34,070	$—	$—
Consumer Discretionary	282,652	282,652	—	—
Energy	186,419	186,419	—	—
Financials	369,079	369,079	—	—
Healthcare	518,966	518,966	—	—
Industrials	1,735,192	1,735,192	—	—
Information Technology	685,318	685,318	—	—
Real Estate	406,836	406,836	—	—
TOTAL COMMON STOCKS	$4,218,532	$4,218,532	$—	$—
TOTAL INVESTMENTS IN SECURITIES	$4,218,532	$4,218,532	$—	$—

Alger Weatherbie Specialized Growth Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	2,650,400		2,650,400	—	—
Consumer Discretionary	83,534,566		83,534,566	—	—
Energy	45,814,204		45,814,204	—	—
Financials	79,797,545		79,797,545	—	—
Healthcare	152,180,458		149,194,248	—	2,986,210
Industrials	165,372,573		165,372,573	—	—
Information Technology	143,028,497		143,028,497	—	—
Real Estate	44,507,062		44,507,062	—	—
TOTAL COMMON STOCKS	$716,885,305		$713,899,095	$—	$2,986,210
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
TOTAL INVESTMENTS IN SECURITIES	$716,885,305		$713,899,095	$—	$2,986,210

Alger Small Cap Growth Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	21,640,221	21,640,221	—	—
Consumer Discretionary	43,941,577	43,941,577	—	—
Consumer Staples	22,551,535	22,551,535	—	—
Energy	23,696,492	23,696,492	—	—
Financials	5,538,872	5,538,872	—	—
Healthcare	105,038,344	101,391,346	—	3,646,998
Industrials	29,963,855	29,963,855	—	—
Information Technology	99,612,109	99,612,109	—	—
Materials	11,784,655	11,784,655	—	—
TOTAL COMMON STOCKS	$363,767,660	$360,120,662	$—	$3,646,998

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Healthcare	$—	*	$—	$—	$—	*
RIGHTS
Healthcare	111,860		—	—	111,860
REAL ESTATE INVESTMENT TRUST
Real Estate	4,942,496		4,942,496	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	2,118,025		—	—	2,118,025
TOTAL INVESTMENTS IN SECURITIES	$370,940,041		$365,063,158	$—	$5,876,883

Alger Small Cap Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	170,670,972	170,670,972	—	—
Consumer Staples	36,232,233	36,232,233	—	—
Energy	196,336,561	196,336,561	—	—
Financials	3,452,729	3,452,729	—	—
Healthcare	1,056,365,292	1,056,365,292	—	—
Industrials	287,513,263	287,513,263	—	—
Information Technology	800,560,022	800,560,022	—	—
TOTAL COMMON STOCKS	$2,551,131,072	$2,551,131,072	$—	$—
RIGHTS
Healthcare	7,619	—	—	7,619
TOTAL INVESTMENTS IN SECURITIES	$2,551,138,691	$2,551,131,072	$—	$7,619

Alger International Focus Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	1,840,406	—	1,840,406	—
Consumer Discretionary	39,299,099	17,617,731	21,681,368	—
Consumer Staples	6,799,798	—	6,799,798	—
Energy	10,455,789	4,296,292	6,159,497	—
Financials	19,488,151	5,654,208	13,833,943	—
Healthcare	22,505,007	2,821,741	19,683,266	—
Industrials	16,561,487	92,233	16,469,254	—
Information Technology	18,922,800	2,505,110	16,417,690	—
Materials	5,958,149	—	5,958,149	—
TOTAL COMMON STOCKS	$141,830,686	$32,987,315	$108,843,371	$—
TOTAL INVESTMENTS IN SECURITIES	$141,830,686	$32,987,315	$108,843,371	$—

Alger Health Sciences Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Exchange Traded Funds	5,166,783	5,166,783	—	—
Healthcare	161,141,308	144,251,394	11,889,912	5,000,002
TOTAL COMMON STOCKS	$166,308,091	$149,418,177	$11,889,912	$5,000,002

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Health Sciences Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
PREFERRED STOCKS
Healthcare	$—	*	$—	$—	$—	*
RIGHTS
Healthcare	1,252,477		—	—	1,252,477
TOTAL INVESTMENTS IN SECURITIES	$167,560,568		$149,418,177	$11,889,912	$6,252,479

* Alger Mid Cap Growth Fund’s, Alger Weatherbie Specialized Growth Fund’s, Alger Small Cap Growth Fund’s and Alger Health Sciences Fund’s holdings of Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2023.

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Common Stocks
Opening balance at November 1, 2022	$444,301 (a)
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	(955,344)
Included in net change in unrealized appreciation (depreciation) on investments	1,446,392
Purchases and sales
Purchases	—
Sales	(935,349)
Closing balance at January 31, 2023	—
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$—

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Fund	Preferred Stocks
Opening balance at November 1, 2022	$1,215,538
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(153,961)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	1,061,577
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$(153,961)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Capital Appreciation Fund	Vehicle
Opening balance at November 1, 2022	$2,934,840
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(351,315)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	2,583,525
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$(351,315)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2022	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Fund	Rights
Opening balance at November 1, 2022	$354,035
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	23,603
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	377,638
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$23,603

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Mid Cap Growth Fund	Vehicle
Opening balance at November 1, 2022	$1,775,546
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(216,121)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	1,559,425
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$(216,121)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Common Stocks
Opening balance at November 1, 2022	$2,986,210
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	2,986,210
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$—

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Weatherbie Specialized Growth Fund	Preferred Stocks
Opening balance at November 1, 2022	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Common Stocks
Opening balance at November 1, 2022	$3,646,998
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	3,646,998
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$—

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Preferred Stocks
Opening balance at November 1, 2022	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Fund	Rights
Opening balance at November 1, 2022	$104,869
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	6,991
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	111,860
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$6,991

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Small Cap Growth Fund	Vehicle
Opening balance at November 1, 2022	$2,410,106
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(292,081)
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	2,118,025
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$(292,081)

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Focus Fund	Rights
Opening balance at November 1, 2022	$7,143
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	476
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	7,619
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$476

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Common Stocks
Opening balance at November 1, 2022	$5,000,002
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	5,000,002
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$—

THE ALGER FUNDS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Preferred Stocks
Opening balance at November 1, 2022	$—	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	—	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$—

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Health Sciences Fund	Rights
Opening balance at November 1, 2022	$1,174,198
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	78,279
Purchases and sales
Purchases	—
Sales	—
Closing balance at January 31, 2023	1,252,477
Net change in unrealized appreciation (depreciation) attributable to investments still held at January 31, 2023	$78,279

(a) Represents the sale of Level 3 common stock, Altaba, Inc., for the period ended January 31, 2023.

* Includes securities that are fair valued at zero.

The following table provides quantitative information about each Fund’s Level 3 fair value measurements of its investments as of January 31, 2023. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund’s fair value measurements.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value January 31, 2023		Valuation Methodology	Unobservable Input	Input/Range	Weighted Average Inputs
Alger Capital Appreciation Fund
Preferred Stocks	$1,061,577		Market Approach	Transaction Price Revenue Multiple	N/A 14.00x-16.00x	N/A N/A
Special Purpose Vehicle	2,583,525		Market Approach	Transaction Price Revenue Multiple	N/A 14.00x-16.00x	N/A N/A

Alger Mid Cap Growth Fund
Preferred Stocks	$—	*	Income Approach	Discount Rate	100.00%	N/A
Rights	377,638		Income Approach	Discount Rate Probability of Success	8.71%-9.47% 0.00%-60.00%	N/A N/A
Special Purpose Vehicle	1,559,425		Market Approach	Transaction Price Revenue Multiple	N/A 14.00x-16.00x	N/A N/A

Alger Weatherbie Specialized Growth Fund
Common Stocks	$2,986,210		Market Approach	Priced at Cost	N/A	N/A
Preferred Stocks	—	*	Income Approach	Discount Rate	100.00%	N/A

Alger Small Cap Growth Fund
Common Stocks	$3,646,998		Market Approach	Priced at Cost	N/A	N/A
Preferred Stocks	—	*	Income Approach	Discount Rate	100.00%	N/A
Rights	111,860		Income Approach	Discount Rate Probability of Success	8.71%-9.47% 0.00%-60.00%	N/A N/A
Special Purpose Vehicle	2,118,025		Market Approach	Transaction Price Revenue Multiple	N/A 14.00x-16.00x	N/A N/A

Alger Small Cap Focus Fund
Rights	$7,619		Income Approach	Discount Rate Probability of Success	8.71%-9.47% 0.00%-60.00%	N/A N/A
Alger Health Sciences Fund
Common Stocks	$5,000,002		Market Approach	Priced at Cost	N/A	N/A
Preferred Stocks	—	*	Income Approach	Discount Rate	100.00%	N/A
Rights	1,252,477		Income Approach	Discount Rate Probability of Success	8.71%-9.47% 0.00%-60.00%	N/A N/A

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2023.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The significant unobservable inputs used in the fair value measurement of each Fund’s securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of January 31, 2023, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, foreign cash and cash equivalents
Alger Capital Appreciation Fund	$1,662	$811	$851	$—
Alger 35 Fund	1,687,694	—	1,687,694	—
Alger Growth & Income Fund	14,313,821	—	14,313,821	—
Alger Mid Cap Growth Fund	1,914,562	—	1,914,562	—
Alger Mid Cap Focus Fund	8,004,990	946	8,004,044	—
Alger Weatherbie Enduring Growth Fund	356,975	—	356,975	—
Alger Weatherbie Specialized Growth Fund	33,281,534	—	33,281,534	—
Alger Small Cap Growth Fund	1,972,233	—	1,972,233	—
Alger Small Cap Focus Fund	606	—	606	—
Alger International Focus Fund	5,130,284	—	5,130,284	—
Bank overdraft	(1,039,776)	(1,039,776)	—	—
Alger Health Sciences Fund	3,675,320	153	3,675,167	—

NOTE 4 — Affiliated Securities:

During the three-month period ended January 31, 2023, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Funds for purposes of the 1940 Act. Transactions during the three-month period ended January 31, 2023 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at January 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2023
Alger Capital Appreciation Fund
Special Purpose Vehicle
Crosslink Ventures Capital C LLC, Cl. A***					$—	$—	$(351,315)	$2,583,525
Total					$—	$—	$(351,315)	$2,583,525

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at January 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2023
Alger Mid Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	219,610	—	—	219,610	$—	$—	$—	$—	*
Special Purpose Vehicle
Crosslink Ventures Capital C LLC, Cl. A***					—	—	(151,920)	1,117,200
Crosslink Ventures Capital C LLC, Cl. B***					—	—	(64,201)	442,225
Total					$—	$—	$(216,121)	$1,559,425	*

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at January 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2023
Alger Weatherbie Specialized Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	231,474	—	—	231,474	$—	$—	$—	$—	*
Total					$—	$—	$—	$—	*

THE ALGER FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at January 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2023
Alger Small Cap Growth Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	50,688	—	—	50,688	$—	$—	$—	$—	*
Special Purpose Vehicle
Crosslink Ventures Capital C LLC, Cl. A***					—	—	(227,880)	1,675,800
Crosslink Ventures Capital C LLC, Cl. B***					—	—	(64,201)	442,225
Total					$—	$—	$(292,081)	$2,118,025	*

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at January 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2023
Alger Small Cap Focus Fund
Common Stocks
908 Devices, Inc.	1,991,055	—	—	1,991,055	$—	$—	$(13,280,336)	$18,556,633
Cabaletta Bio, Inc.	—	2,166,870	—	2,166,870	—	—	2,545,383	26,414,145
Heska Corp.	468,150	245,443	—	713,593	—	—	9,923,569	63,823,758
PROS Holdings, Inc.	2,978,898	—	(96,903)	2,881,995	—	(2,323,737)	2,973,791	72,626,274
Total					$—	$(2,323,737)	$(10,306,545)	$91,182,907

Security	Shares Held at October 31, 2022	Shares Purchased	Shares Sold	Shares Held at January 31, 2023	Dividend Income	Realized Gain (Loss)	Net Change in Unrealized App(Dep)	Value at January 31, 2023
Alger Health Sciences Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	897,366	—	—	897,366	$—	$—	$—	$—	*
Total					$—	$—	$—	$—	*

* Prosetta Biosciences, Inc. Series D shares are classified as a Level 3 investment and are fair valued at zero as of January 31, 2023.

** Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Funds because the Funds and Prosetta Biosciences, Inc., Series D are under common control.

*** The Alger Fund Complex and other entities managed by Alger Management fully own Crosslink Ventures Capital C LLC, Class A and Crosslink Ventures Capital C LLC, Class B. There were no capital increases or decreases for the year ended January 31, 2023.